Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	5,218,505	1,750,426	251,955
Common stock, shares outstanding	5,218,505	1,750,426	251,955